Discontinued Operations (Operating Results of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Litigation-related and other contingencies, net	$ 42,084	$ 9,450	$ 224,425
Discontinued operations, net of tax	(779,792)	(874,038)	(637,150)
AMS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	496,505	492,226	504,487
Litigation-related and other contingencies, net	1,273,358	474,792	92,000
Income (loss) from discontinued operations before income taxes	(1,225,576)	(944,933)	(718,374)
Income taxes	(440,107)	(167,809)	(75,237)
Discontinued operations, net of tax	(785,469)	(777,124)	(643,137)
Healthtronics
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	14,443	207,194	211,627
Income (loss) from discontinued operations before income taxes	6,434	(119,690)	(11,160)
Income taxes	757	(22,776)	(17,147)
Discontinued operations, net of tax	$ 5,677	$ (96,914)	$ 5,987